Investments - OTTI (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013 Security		Jun. 30, 2012 Security		Dec. 31, 2012 Security		Dec. 31, 2011 Security		Dec. 31, 2010 Security
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	$ 18.2		$ 13.0		$ 55.1		$ 502.7		$ 890.8
No. of Securities	101		94		126		391		329
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					0		0		1.8
No. of Securities					0		0		1
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0		1.0		14.3		55.2		30.7
No. of Securities	0		2		4		41		32
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0	[1]	2.2	[1]	2.2	[1]	71.3	[1]	121.5	[1]
No. of Securities	0	[1]	5	[1]	5	[1]	61	[1]	31	[1]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	8.8		6.8		25.2		37.7		73.4
No. of Securities	93		81		106		134		128
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0.1		1.7		1.7		133.7		59.5
No. of Securities	2		1		1		26		15
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	7.5		1.3		2.6		195.5		589.9
No. of Securities	5		5		7		122		107
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	1.8		0		0		0		0.5
No. of Securities	1		0		0		0		4
Mortgage Loans on Real Estate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					7.7		9.3		13.5
No. of Securities					2		7		11
Other Assets
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment					1.4	[2]	0	[2]	0	[2]
No. of Securities					1	[2]	0	[2]	0	[2]
Intent related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments	7.4		4.4		7.8		430.2		551.1
No. of Securities	4		8		18		267		154
Intent related impairment | U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments					0		0		1.8
No. of Securities					0		0		1
Intent related impairment | U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments	0		1.0		1.1		55.2		28.2
No. of Securities	0		2		2		40		31
Intent related impairment | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments	0	[1]	1.5	[1]	1.5	[1]	59.0	[1]	75.0	[1]
No. of Securities	0	[1]	4	[1]	4	[1]	56	[1]	26	[1]
Intent related impairment | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments					3.3		7.9		20.6
No. of Securities					10		27		23
Intent related impairment | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments	0.1		1.7		1.7		124.3		31.7
No. of Securities	2		1		1		26		9
Intent related impairment | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-down related to intent impairments	$ 7.3		$ 0.2		$ 0.2		$ 183.8		$ 393.8
No. of Securities	2		1		1		118		64

[1]	Primarily U.S. dollar denominated.
[2]	Includes loss on real estate owned that is classified as Other assets on the Consolidated Balance Sheets.